Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies
Schedule of estimated useful lives of property and equipment
Category	Estimated useful lives
Electronic equipment	3-5 years
Transportation equipment	4 years
Office equipment	3-5 years
Leasehold improvement	Shorter of 5 years or lease term